Revenue (Schedule of Information on Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue [Abstract]
Sale of crude oil	$ 359,640	$ 579,030	$ 545,490
Sale of gas	34,052	49,877	55,671
Revenue	$ 393,692	$ 628,907	$ 601,161